Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
DISCONTINUED OPERATIONS

NOTE 2. DISCONTINUED OPERATIONS

In 2007, the Company discontinued operations of its telecom and wireless segments and reported the effects as discontinued operations.  Certain assets and liabilities from its discontinued operations are carried at fair value in the consolidated balance sheet as of September 30, 2011 and December 31, 2010 as follows:

	GlobeTel
	Telecom	Wireless	Total
Cash	$6,406	$—	$6,406
ASSETS FROM DISCONTINUED OPERATIONS		—

Accounts payable	140,116	1,216,208	1,356,324
Accrued liabilities	9,605	—	9,605
LIABILITIES FROM DISCONTINUED OPERATIONS	149,721	1,216,208	1,365,929

Net liabilities of discontinued operations	$143,315	1,216,208	$1,359,523

No income or expenses were incurred by the Company related to its discontinued operations for the nine-month period ended September 30, 2011 and net loss from discontinued operations was $9,782 for the nine month period ended September 30, 2010.

NOTE 2

Discontinued Operations

During 2007, the Company discontinued operations relating to its telecom and wireless activities. The loss from discontinued operations reported in 2010 related to payroll and payroll-related expenses.

The following table summarizes the results of businesses reported as discontinued operations of the Company for the years ended December 31,

	2010	2009
GlobeTel Wireless
Loss from discontinued operations (payroll related costs)	$(9,782)	$—
Loss from discontinued operations	$(9,782)	$—

The following assets and liabilities from discontinued operations were included in the Company’s consolidated balance sheet as of December 31,

2010	Telecom	GlobeTel Wireless	Total
Cash	$6,406	$—	$6,406
Total assets	$6,406	$—	$6,406

Accounts payable	$140,116	$1,216,208	$1,356,324
Accrued liabilities	9,605	—	9,605
Total current liabilities	149,721	1,216,208	1,365,929

Net liabilities of discontinued operations	$143,315	$1,216,208	$1,372,335

2009	Telecom	GlobeTel Wireless	Total
Cash	$6,406	$—	$6,406
Total assets	$6,406	$—	$6,406

Accounts payable	$140,116	$1,216,208	$1,356,324
Accrued liabilities	9,605	21,477	31,082
Total current liabilities	149,721	1,237,685	1,387,406

Net liabilities of discontinued operations	$143,315	$1,237,685	$1,381,000